Citi

Prudential Center-800 Boylston Street, 24th fl,

Boston, Massachusetts 02199

November 2, 2016

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)

Filing Pursuant to Rule 497(j)

File Nos. 033-87762, 811-08918

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the definitive forms of Prospectuses for the Registrant’s portfolios, each dated November 1, 2016, do not differ from the forms of Prospectuses contained in Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on October 28, 2016 (Accession No. 0001193125-16-751460).

Please feel free to contact the undersigned at 617-859-3439 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Senior Vice President

cc:	Michael O’Hare – Stradley Ronan Stevens & Young, LLP

Don Felice – Stradley Ronan Stevens & Young, LLP

Colette Bergman – Hirtle, Callaghan & Co. LLC